LEASES	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
LEASES

NOTE 14 – LEASES

In 2020, the Company entered into various short-term lease commitments ranging from three to six months for office workspace in New York. The monthly rental cost ranged from $800 to $2,000.

In January 2020, the Company entered into a lease agreement for 7 workstations in Mexico for a term of 12 months and expired on December 31, 2020. In November 2020, the Company entered into a lease agreement for 14 workstations in Mexico for a term of 12 months and expired on October 31, 2021. In November 2021, the Company entered into a lease agreement for 62 workstations in Mexico for a term of 12 months and will expire on October 31, 2022. The rental cost for the years ended December 31, 2021 and 2020, was approximately $110,000 and 67,000, respectively.